Income taxes (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
U.S. statutory federal rate			34.00%	34.00%
State and local, net of federal tax			(66.40%)	6.30%
Effective Income Tax Rate Reconciliation Gain On Reduction Of Contingent Obligation			(1251.50%)	(72.50%)
Excess Compensation Deduction			112.50%	0.00%
Deferred Tax Adjustment			96.50%	6.70%
Other permanent differences			(2.80%)	3.60%
Income tax provision (benefit)	55.00%	524.00%	(1077.70%)	(21.90%)